PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate obligations
Disclosure of fair value of plan assets [line items]
Fixed income instruments	Rp 6
Percentage of companies share in total plan assets	0.04%
Post-employment health care benefit cost
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	2.45%	1.76%
Actual return on plan asset	Rp 987	Rp 839
Post-employment health care benefit cost | Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	391	1,085
Equity-based mutual fund	434	1,035
Total	12,707	12,564
Post-employment health care benefit cost | Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	447	398
Total	447	398
Post-employment health care benefit cost | Financials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1,465	1,368
Post-employment health care benefit cost | Consumer non-cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	115	114
Post-employment health care benefit cost | Basic material | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	260	264
Post-employment health care benefit cost | Infrastructure | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	617	598
Post-employment health care benefit cost | Energy | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	156	221
Post-employment health care benefit cost | Technology | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	24	63
Post-employment health care benefit cost | Industrials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	261	185
Post-employment health care benefit cost | Consumer cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	394	457
Post-employment health care benefit cost | Properties and real estate | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	110	95
Post-employment health care benefit cost | Healthcare | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	147	233
Post-employment health care benefit cost | Transportation and logistic | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	5	3
Post-employment health care benefit cost | Government obligations | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	1,269	82
Post-employment health care benefit cost | Corporate obligations | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	6
Post-employment health care benefit cost | Mutual funds | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	7,053	6,761
Series B shares | Post-employment health care benefit cost
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 321	Rp 228